Initial Public Offering (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Price per share	$ 10
Ordinary share, par value	0.0001
Warrant price, per share	$ 11.5
Sale of ordinary shares (in Shares)	34,500,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of unit (in Shares)	34,500,000	34,500,000
Price per share		$ 10
Class A Ordinary Shares
Initial Public Offering (Details) [Line Items]
Ordinary share, par value		0.0001
Warrant price, per share		$ 11.5
Sale of ordinary shares (in Shares)		34,500,000